Corporate General and Administrative Expenses	12 Months Ended
Dec. 31, 2022
Disclosure Of General And Administrative Expense Text Block Abstract
Corporate general and administrative expenses

21. Corporate general and administrative expenses

Corporate general and administrative expenses are costs incurred at corporate and other segments that do not directly relate to production. The following are components of corporate general and administrative expenses for the year ended December 31, 2022 and 2021:

	Year ended	Year ended
	December 31,	December 31,
	2022	2021

Salaries and employee benefits	$2,848	$2,428
Directors’ fees	372	383
Share-based payments	2,487	3,745
Professional fees	1,568	2,075
Office and general	2,105	1,636
	$9,380	$10,267